Risk management	12 Months Ended
Dec. 31, 2021
Risk Management
Risk management

22.	Risk management

The Group is exposed to a variety of risks in the ordinary course of our business, including, but not limited to credit risk, liquidity risk interest rate risk and currency risk, as discussed below. The Group regularly assess each of the material risks to minimize any adverse effects on our business as a result of those factors.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments. The Group only engages with banks and financial institutions with a Standard and Poor credit rating of BBB or greater.

The Group has a small number of customers as part of its collaboration agreements. To manage the credit risks around collaboration agreements the Group will assess the creditworthiness of partners as part of the engagement process.

The Group has monitoring procedures in place to identify and follow up on any overdue debts.

Credit risk from balances with banks and financial institutions is managed by the Group’s finance department in accordance with the Group’s policy to only place funds with approved counterparties with the appropriate credit rating.

The Group is exposed to no material credit risk.

Liquidity risk

Liquidity risk is the risk that necessary sources of funding for the Group’s business activities may not be available.

The Group manages liquidity risk by maintaining adequate reserves and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The Group is utilizing funds raised from issue of equity, collaboration agreements, grant funding and asset finance to support its working capital requirements.

All cash funds are held with a maturity of three months or less.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include estimated interest repayments.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

22.	Risk management (continued)

Contractual cash flows

December 31, 2021	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	1,422,393	1,422,393	1,422,393	-	-	-
Convertible loan	13,731,864	20,359,893	10,088,496	10,271,397
Other payables	2,681,223	2,681,223	831,029	1,850,194	-	-
	17,835,480	24,463,509	12,341,918	12,121,591	-	-

December 31, 2020	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	638,366	638,366	638,366	-	-	-
Other payables	1,124,411	1,124,411	749,607	374,804	-	-

	1,762,777	1,762,777	1,387,973	374,804	-	-

Changes in liabilities arising from financing activities

	January 1, 2021	Cash flows	New leases	Other	December 31, 2021
	£	£	£	£	£
Current lease liabilities	442,702	(122,469)	-	445,525	765,758
Convertible loan notes	-	6,383,659		7,348,205	13,731,864
Non-current lease liabilities	2,582,400		-	(445,525)	2,136,875

	3,025,102	6,261,190	-	7,348,205	16,634,497

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

22.	Risk management (continued)

	January 1, 2020	Cash flows	New leases	Other	December 31, 2020
	£	£	£	£	£
Current lease liabilities	414,630	(415,273)	-	443,345	442,702
Non-current lease liabilities	3,023,891	-	-	(441,491)	2,582,400

	3,438,521	(415,273)		1,854	3,025,102

The ‘Other’ column includes the effect of reclassification of non-current portion lease liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on lease liabilities. The Group classifies interest paid as cash flows from operating activities.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group is exposed to no material interest rate risk.

Currency risk

The Group has transactions denominated in various currencies, with the principal currency exposure being fluctuations in U.S. Dollars and Euros against pound sterling. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s Convertible Loan Notes that are denominated in US Dollars and a limited number of supplier agreements denominated in currencies other than pound sterling. As at December 31, 2021, a 1% increase in GBPUSD exchange rate would reduce the liability for the Convertible Loan Notes by £67,388 and a 1% decrease in GBPUSD exchange rate would increase the liability for the Convertible Loan Notes by £68,750.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

22.	Financial instruments and risk management (continued)

Equity price risk

The Convertible Loan Notes issued by the Group contain an embedded derivative component that is accounted for at fair value at each period end. A change in the estimated underlying price per share will impact on the valuation of the embedded derivative. As at December 31, 2021, a 5% increase in the estimated share price would increase the value of the embedded derivative by £ 1,065,684 and a 5% decrease in the estimated share price would decrease the value of the embedded derivative by £1,055,358.